19. Taxes and contributions payable and taxes payable in installments	12 Months Ended
Dec. 31, 2018
Taxes And Contributions Payable And Taxes Payable In Installments
Taxes and contributions payable and taxes payable in installments

19.1.	Taxes and contributions payable and taxes payable in installments are as follows:
	2018	2017

Taxes payable in installments - Law 11,941/09 (ii)	432	511
Taxes payable in installments – PERT (i)	169	176
ICMS	88	65
PIS and COFINS	8	52
Provision for income tax and social contribution	115	38
Withholding Income Tax	2	13
INSS	4	4
Other	23	8
	841	867

Current	370	301
Noncurrent	471	566

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program”). The program allow the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF and other claims - (See note 21.1). The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program. The decision to apply to the PERT Program and the Federal taxes installment payment program resulted in the recognition of a loss of R$183 in 2017.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

19.2.	Maturity schedule of taxes payable in installments in noncurrent liabilities:
From 1 to 2 years	101
From 2 to 3 years	102
From 3 to 4 years	84
From 4 to 5 years	78
After 5 years	106
471